ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2026	2025
Accounts payable trade	$507.1	$701.0
Accrued and other liabilities	407.1	463.6
Amount due to related parties (Note 16)	8.1	14.9
Current portion of royalty obligations	12.8	11.3
	$935.1	$1,190.8